Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS

Transamerica ClearTrack® 2015	Transamerica ClearTrack® 2045
Transamerica ClearTrack® 2020	Transamerica ClearTrack® 2050
Transamerica ClearTrack® 2025	Transamerica ClearTrack® 2055
Transamerica ClearTrack® 2030	Transamerica ClearTrack® 2060
Transamerica ClearTrack® 2035	Transamerica ClearTrack® Retirement Income
Transamerica ClearTrack® 2040
Supplement to the Currently Effective ClearTrack® Prospectus and Summary Prospectuses
* * *
The following supplements certain benchmark information in the Prospectus and Summary Prospectus in the “Performance” section under the sub‑heading “Average Annual Total Returns”:
* * *
Transamerica ClearTrack® 2015
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	Since Inception	Inception Date
Bloomberg US Universal Bond Index[1] (reflects no deduction for fees, expenses or taxes)	6.17%	1.44%	1.58%	3/2/2015
Transamerica ClearTrack® 2015 Blended Benchmark[2]	13.10%	6.45%	5.00%	3/2/2015
[1]
The Bloomberg US Universal Bond Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the S&P Target Date Retirement Income Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

[2]
Effective June 3, 2024, the Transamerica ClearTrack® 2015 Blended Benchmark is an additional secondary benchmark and consists of the following: 38.5% Bloomberg US Universal Bond Index, 26% S&P Total Market Index, 10% S&P Developed Ex US BMI Index, 9.5% Bloomberg US TIPS 0‑5 Year Index, 7% Bloomberg High Yield Corporate Index, 5% JPM EMBI Global Index, 2% S&P Emerging BMI Index, and 2% S&P Global REIT Index. For each index in this blended benchmark, returns reflect no deduction for fees, expenses or taxes, except the S&P Developed Ex US BMI Index, S&P Emerging BMI Index and S&P Global REIT Index, which are net of foreign withholding taxes.

* * *
Transamerica ClearTrack® 2020
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	Since Inception	Inception Date
Bloomberg US Universal Bond Index[1] (reflects no deduction for fees, expenses or taxes)	6.17%	1.44%	1.58%	3/2/2015
Transamerica ClearTrack® 2020 Blended Benchmark[2]	13.10%	6.45%	5.00%	3/2/2015
[1]
The Bloomberg US Universal Bond Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the S&P Target Date Retirement Income Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

[2]
Effective June 3, 2024, the Transamerica ClearTrack® 2020 Blended Benchmark is an additional secondary benchmark and consists of the following: 38.5% Bloomberg US Universal Bond Index, 26% S&P Total Market Index, 10% S&P Developed Ex US BMI Index, 9.5% Bloomberg US TIPS 0‑5 Year Index, 7% Bloomberg High Yield Corporate Index, 5% JPM EMBI Global Index, 2% S&P Emerging BMI Index, and 2% S&P Global REIT Index. For each index in this blended benchmark, returns reflect no deduction for fees, expenses or taxes, except the S&P Developed Ex US BMI Index, S&P Emerging BMI Index and S&P Global REIT Index, which are net of foreign withholding taxes.

* * *
Transamerica ClearTrack® 2025
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	Since Inception	Inception Date
Bloomberg US Universal Bond Index[1] (reflects no deduction for fees, expenses or taxes)	6.17%	1.44%	1.58%	3/2/2015
[1]
The Bloomberg US Universal Bond Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the S&P Target Date 2025 Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

* * *
Transamerica ClearTrack® 2030
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	Since Inception	Inception Date
MSCI All Country World Index[1] (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes)	22.20%	11.72%	8.04%	3/2/2015
[1]
The MSCI All Country World Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the S&P Target Date 2030 Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

* * *
Transamerica ClearTrack® 2035
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	Since Inception	Inception Date
MSCI All Country World Index[1] (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes)	22.20%	11.72%	8.04%	3/2/2015
[1]
The MSCI All Country World Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the S&P Target Date 2035 Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

* * *
Transamerica ClearTrack® 2040
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	Since Inception	Inception Date
MSCI All Country World Index[1] (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes)	22.20%	11.72%	8.04%	3/2/2015
[1]
The MSCI All Country World Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the S&P Target Date 2040 Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

* * *
Transamerica ClearTrack® 2045
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	Since Inception	Inception Date
MSCI All Country World Index[1] (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes)	22.20%	11.72%	8.04%	3/2/2015
[1]
The MSCI All Country World Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the S&P Target Date 2045 Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

* * *
Transamerica ClearTrack® 2050
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	Since Inception	Inception Date
MSCI All Country World Index[1] (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes)	22.20%	11.72%	8.04%	3/2/2015
[1]
The MSCI All Country World Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the S&P Target Date 2050 Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

* * *
Transamerica ClearTrack® 2055
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	Since Inception	Inception Date
MSCI All Country World Index[1] (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes)	22.20%	11.72%	9.10%	7/7/2017
[1]
The MSCI All Country World Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the S&P Target Date 2055 Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

* * *
Transamerica ClearTrack® 2060
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	Since Inception	Inception Date
MSCI All Country World Index[1] (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes)	22.20%	11.72%	9.10%	7/7/2017
[1]
The MSCI All Country World Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the S&P Target Date 2060 Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

* * *
Transamerica ClearTrack® Retirement Income
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	Since Inception	Inception Date
Bloomberg US Universal Bond Index[1] (reflects no deduction for fees, expenses or taxes)	6.17%	1.44%	1.58%	3/2/2015
Transamerica ClearTrack® Retirement Income Blended Benchmark[2]	13.10%	6.45%	5.00%	3/2/2015
[1]
The Bloomberg US Universal Bond Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the S&P Target Date Retirement Income Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

[2]
The Transamerica ClearTrack® Retirement Income Blended Benchmark consists of the following: 38.5% Bloomberg US Universal Bond Index, 26% S&P Total Market Index, 10% S&P Developed Ex US BMI Index, 9.5% Bloomberg US TIPS 0‑5 Year Index, 7% Bloomberg High Yield Corporate Index, 5% JPM EMBI Global Index, 2% S&P Emerging BMI Index, and 2% S&P Global REIT Index. For each index in this blended benchmark, returns reflect no deduction for fees, expenses or taxes, except the S&P Developed Ex US BMI Index, S&P Emerging BMI Index and S&P Global REIT Index, which are net of foreign withholding taxes. Prior to June 3, 2024, the Transamerica ClearTrack® Retirement Income Blended Benchmark consisted of the following: 42% Bloomberg US Aggregate Bond Index, 15% Bloomberg Global Aggregate Index ex‑U.S., 14% MSCI EAFE Index, 8% Russell 1000® Index[3], 8% Bloomberg U.S. Corporate High Yield, 2% Issuer Cap Index, 5% MSCI U.S. REIT Index, 5% Russell 2000® Index[3], and 3% MSCI Emerging Markets Index. “Russell ®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.

* * *
Investors Should Retain this Supplement for Future Reference
June 3, 2024

Transamerica ClearTrack 2015
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	TRANSAMERICA FUNDSTransamerica ClearTrack® 2015Supplement to the Currently Effective ClearTrack® Prospectus and Summary Prospectuses
* * *
The following supplements certain benchmark information in the Prospectus and Summary Prospectus in the “Performance” section under the sub‑heading “Average Annual Total Returns”:
* * *
Transamerica ClearTrack® 2015
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	Since Inception	Inception Date
Bloomberg US Universal Bond Index[1] (reflects no deduction for fees, expenses or taxes)	6.17%	1.44%	1.58%	3/2/2015
Transamerica ClearTrack® 2015 Blended Benchmark[2]	13.10%	6.45%	5.00%	3/2/2015
[1]
The Bloomberg US Universal Bond Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the S&P Target Date Retirement Income Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

[2]
Effective June 3, 2024, the Transamerica ClearTrack® 2015 Blended Benchmark is an additional secondary benchmark and consists of the following: 38.5% Bloomberg US Universal Bond Index, 26% S&P Total Market Index, 10% S&P Developed Ex US BMI Index, 9.5% Bloomberg US TIPS 0‑5 Year Index, 7% Bloomberg High Yield Corporate Index, 5% JPM EMBI Global Index, 2% S&P Emerging BMI Index, and 2% S&P Global REIT Index. For each index in this blended benchmark, returns reflect no deduction for fees, expenses or taxes, except the S&P Developed Ex US BMI Index, S&P Emerging BMI Index and S&P Global REIT Index, which are net of foreign withholding taxes.

* * *
Investors Should Retain this Supplement for Future Reference
June 3, 2024

Transamerica ClearTrack 2020
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	TRANSAMERICA FUNDSTransamerica ClearTrack® 2020Supplement to the Currently Effective ClearTrack® Prospectus and Summary Prospectuses
* * *
The following supplements certain benchmark information in the Prospectus and Summary Prospectus in the “Performance” section under the sub‑heading “Average Annual Total Returns”:
* * *
Transamerica ClearTrack® 2020
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	Since Inception	Inception Date
Bloomberg US Universal Bond Index[1] (reflects no deduction for fees, expenses or taxes)	6.17%	1.44%	1.58%	3/2/2015
Transamerica ClearTrack® 2020 Blended Benchmark[2]	13.10%	6.45%	5.00%	3/2/2015
[1]
The Bloomberg US Universal Bond Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the S&P Target Date Retirement Income Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

[2]
Effective June 3, 2024, the Transamerica ClearTrack® 2020 Blended Benchmark is an additional secondary benchmark and consists of the following: 38.5% Bloomberg US Universal Bond Index, 26% S&P Total Market Index, 10% S&P Developed Ex US BMI Index, 9.5% Bloomberg US TIPS 0‑5 Year Index, 7% Bloomberg High Yield Corporate Index, 5% JPM EMBI Global Index, 2% S&P Emerging BMI Index, and 2% S&P Global REIT Index. For each index in this blended benchmark, returns reflect no deduction for fees, expenses or taxes, except the S&P Developed Ex US BMI Index, S&P Emerging BMI Index and S&P Global REIT Index, which are net of foreign withholding taxes.

* * *
Investors Should Retain this Supplement for Future Reference
June 3, 2024

Transamerica ClearTrack 2025
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	TRANSAMERICA FUNDSTransamerica ClearTrack® 2025Supplement to the Currently Effective ClearTrack® Prospectus and Summary Prospectuses
* * *
The following supplements certain benchmark information in the Prospectus and Summary Prospectus in the “Performance” section under the sub‑heading “Average Annual Total Returns”:
* * *
Transamerica ClearTrack® 2025
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	Since Inception	Inception Date
Bloomberg US Universal Bond Index[1] (reflects no deduction for fees, expenses or taxes)	6.17%	1.44%	1.58%	3/2/2015
[1]
The Bloomberg US Universal Bond Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the S&P Target Date 2025 Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

* * *
Investors Should Retain this Supplement for Future Reference
June 3, 2024

Transamerica ClearTrack 2030
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	TRANSAMERICA FUNDSTransamerica ClearTrack® 2030Supplement to the Currently Effective ClearTrack® Prospectus and Summary Prospectuses
* * *
The following supplements certain benchmark information in the Prospectus and Summary Prospectus in the “Performance” section under the sub‑heading “Average Annual Total Returns”:
* * *
Transamerica ClearTrack® 2030
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	Since Inception	Inception Date
MSCI All Country World Index[1] (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes)	22.20%	11.72%	8.04%	3/2/2015
[1]
The MSCI All Country World Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the S&P Target Date 2030 Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

* * *
Investors Should Retain this Supplement for Future Reference
June 3, 2024

Transamerica ClearTrack 2035
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	TRANSAMERICA FUNDSTransamerica ClearTrack® 2035Supplement to the Currently Effective ClearTrack® Prospectus and Summary Prospectuses
* * *
The following supplements certain benchmark information in the Prospectus and Summary Prospectus in the “Performance” section under the sub‑heading “Average Annual Total Returns”:
* * *
Transamerica ClearTrack® 2035
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	Since Inception	Inception Date
MSCI All Country World Index[1] (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes)	22.20%	11.72%	8.04%	3/2/2015
[1]
The MSCI All Country World Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the S&P Target Date 2035 Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

* * *
Investors Should Retain this Supplement for Future Reference
June 3, 2024

Transamerica ClearTrack 2040
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	TRANSAMERICA FUNDSTransamerica ClearTrack® 2040Supplement to the Currently Effective ClearTrack® Prospectus and Summary Prospectuses
* * *
The following supplements certain benchmark information in the Prospectus and Summary Prospectus in the “Performance” section under the sub‑heading “Average Annual Total Returns”:
* * *
Transamerica ClearTrack® 2040
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	Since Inception	Inception Date
MSCI All Country World Index[1] (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes)	22.20%	11.72%	8.04%	3/2/2015
[1]
The MSCI All Country World Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the S&P Target Date 2040 Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

* * *
Investors Should Retain this Supplement for Future Reference
June 3, 2024

Transamerica ClearTrack 2045
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	TRANSAMERICA FUNDSTransamerica ClearTrack® 2045Supplement to the Currently Effective ClearTrack® Prospectus and Summary Prospectuses
* * *
The following supplements certain benchmark information in the Prospectus and Summary Prospectus in the “Performance” section under the sub‑heading “Average Annual Total Returns”:
* * *
Transamerica ClearTrack® 2045
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	Since Inception	Inception Date
MSCI All Country World Index[1] (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes)	22.20%	11.72%	8.04%	3/2/2015
[1]
The MSCI All Country World Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the S&P Target Date 2045 Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

* * *
Investors Should Retain this Supplement for Future Reference
June 3, 2024

Transamerica ClearTrack 2050
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	TRANSAMERICA FUNDSTransamerica ClearTrack® 2050Supplement to the Currently Effective ClearTrack® Prospectus and Summary Prospectuses
* * *
The following supplements certain benchmark information in the Prospectus and Summary Prospectus in the “Performance” section under the sub‑heading “Average Annual Total Returns”:
* * *
Transamerica ClearTrack® 2050
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	Since Inception	Inception Date
MSCI All Country World Index[1] (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes)	22.20%	11.72%	8.04%	3/2/2015
[1]
The MSCI All Country World Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the S&P Target Date 2050 Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

* * *
Investors Should Retain this Supplement for Future Reference
June 3, 2024

Transamerica ClearTrack 2055
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	TRANSAMERICA FUNDSTransamerica ClearTrack® 2055Supplement to the Currently Effective ClearTrack® Prospectus and Summary Prospectuses
* * *
The following supplements certain benchmark information in the Prospectus and Summary Prospectus in the “Performance” section under the sub‑heading “Average Annual Total Returns”:
* * *
Transamerica ClearTrack® 2055
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	Since Inception	Inception Date
MSCI All Country World Index[1] (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes)	22.20%	11.72%	9.10%	7/7/2017
[1]
The MSCI All Country World Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the S&P Target Date 2055 Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

* * *
Investors Should Retain this Supplement for Future Reference
June 3, 2024

Transamerica ClearTrack 2060
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	TRANSAMERICA FUNDSTransamerica ClearTrack® 2060Supplement to the Currently Effective ClearTrack® Prospectus and Summary Prospectuses
* * *
The following supplements certain benchmark information in the Prospectus and Summary Prospectus in the “Performance” section under the sub‑heading “Average Annual Total Returns”:
* * *
Transamerica ClearTrack® 2060
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	Since Inception	Inception Date
MSCI All Country World Index[1] (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes)	22.20%	11.72%	9.10%	7/7/2017
[1]
The MSCI All Country World Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the S&P Target Date 2060 Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

* * *
Investors Should Retain this Supplement for Future Reference
June 3, 2024

Transamerica ClearTrack Retirement Income
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	TRANSAMERICA FUNDSTransamerica ClearTrack® Retirement IncomeSupplement to the Currently Effective ClearTrack® Prospectus and Summary Prospectuses
* * *
The following supplements certain benchmark information in the Prospectus and Summary Prospectus in the “Performance” section under the sub‑heading “Average Annual Total Returns”:
* * *
Transamerica ClearTrack® Retirement Income
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	Since Inception	Inception Date
Bloomberg US Universal Bond Index[1] (reflects no deduction for fees, expenses or taxes)	6.17%	1.44%	1.58%	3/2/2015
Transamerica ClearTrack® Retirement Income Blended Benchmark[2]	13.10%	6.45%	5.00%	3/2/2015
[1]
The Bloomberg US Universal Bond Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the S&P Target Date Retirement Income Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

[2]
The Transamerica ClearTrack® Retirement Income Blended Benchmark consists of the following: 38.5% Bloomberg US Universal Bond Index, 26% S&P Total Market Index, 10% S&P Developed Ex US BMI Index, 9.5% Bloomberg US TIPS 0‑5 Year Index, 7% Bloomberg High Yield Corporate Index, 5% JPM EMBI Global Index, 2% S&P Emerging BMI Index, and 2% S&P Global REIT Index. For each index in this blended benchmark, returns reflect no deduction for fees, expenses or taxes, except the S&P Developed Ex US BMI Index, S&P Emerging BMI Index and S&P Global REIT Index, which are net of foreign withholding taxes. Prior to June 3, 2024, the Transamerica ClearTrack® Retirement Income Blended Benchmark consisted of the following: 42% Bloomberg US Aggregate Bond Index, 15% Bloomberg Global Aggregate Index ex‑U.S., 14% MSCI EAFE Index, 8% Russell 1000® Index[3], 8% Bloomberg U.S. Corporate High Yield, 2% Issuer Cap Index, 5% MSCI U.S. REIT Index, 5% Russell 2000® Index[3], and 3% MSCI Emerging Markets Index. “Russell ®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.

* * *
Investors Should Retain this Supplement for Future Reference
June 3, 2024